Bennett Group of Funds

1400 K Street, N.W., Suite 501

Washington, DC 20005

May 9, 2013

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-1520

RE:	Bennett Group of Funds (the “Registrant”)

File Nos. 333-169582; 811-22478

On behalf of the Registrant and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, April 18, 2013, to the Prospectus dated August 28, 2012 and Amended and Restated on April 18, 2013. The purpose of the filing is to submit the 497(c) filing dated April 18, 2013 in XBRL for the Registrant.

If you have any questions regarding this filing, please contact JoEllen Legg, Vice President and Assistant General Counsel with the Trust’s service provider, ALPS Fund Services, Inc., at 720-917-0651.

Sincerely,

/s/ Dawn J. Bennett

Dawn J. Bennett

President